Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 17,809,582	$ 22,491,201
Investments in U.S. Treasury notes	122,946,045	94,225,272
Total investments in U.S. Treasury notes	140,755,627	116,716,473
Short-term Money Market Fund	11,064,010	9,422,026
Net unrealized appreciation on open futures and forward currency contracts	3,487,795	2,817,580
Net unrealized depreciation on open futures and forward currency contracts		(81,257)
Total net unrealized appreciation on open futures and forward currency contracts	3,487,795	2,736,323
Total financial assets at fair value	155,307,432	128,874,822
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	2,342,224	1,714,325
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(26,762)	971,559
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	20,665	218,404
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,522,457	(186,905)
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,000	(52,200)
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	229,285	362,701
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(11,263)	(20,342)
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	606,842	421,108
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,145,571	1,021,998
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	140,755,627	116,716,473
Short-term Money Market Fund	11,064,010	9,422,026
Total net unrealized appreciation on open futures and forward currency contracts	2,342,224	1,714,325
Total financial assets at fair value	154,161,861	127,852,824
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	2,342,224	1,714,325
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(26,762)	971,559
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	20,665	218,404
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,522,457	(186,905)
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,000	(52,200)
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	229,285	362,701
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	(11,263)	(20,342)
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	606,842	421,108
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	1,145,571	1,021,998
Total financial assets at fair value	1,145,571	1,021,998
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation on open futures and forward currency contracts	$ 1,145,571	$ 1,021,998